Description of Business and Significant Accounting Policies Description of Business and Significant Accounting Policies - Earnings Per Share (Basic) (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Income (loss) from continuing operations					$ (35)	$ 118	$ 97	$ 57	$ (36)	$ 237	$ 283
Series A convertible preferred stock dividends									(49)	(47)	(49)
Deemed dividend on modification of Series A convertible preferred stock									0	(4)	0
Deemed dividend on preferred stock redemption									0	(58)	0
Income (loss) from continuing operations attributable to common stockholders									(85)	128	234
Income (loss) from discontinued operations, net of tax	$ (14)	$ (1)	$ (2)	$ (35)	$ (10)	$ 0	$ 5	$ 0	(52)	(5)	(13)
Net income (loss) attributable to NCR common stockholders									$ (137)	$ 123	$ 221
Basic (in shares)									118.4	121.9	125.6
Basic (in dollars per share)	$ (0.39)	$ 0.62	$ (1.31)	$ 0.36	$ (0.38)	$ 0.87	$ 0.70	$ (0.14)	$ (0.72)	$ 1.05	$ 1.86
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share									(0.44)	(0.04)	(0.10)
Basic (in dollars per share)	$ (0.51)	$ 0.61	$ (1.33)	$ 0.07	$ (0.46)	$ 0.87	$ 0.74	$ (0.14)	$ (1.16)	$ 1.01	$ 1.76